SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
SHAREHOLDERS DEFICIT
Period-end HKD:US$ exchange rate	$ 0.12878	$ 0.12903	$ 0.12899	$ 0.12842
Year-end SGD:US$ exchange rate	0.74372	0	0.75645	0
Average SGD:US$ exchange rate	0.75060	0	0.75645	0
Average HKD:US$ exchange rate	$ 0.12885	$ 0.12886	$ 0.12894	$ 0.12764